                                                      Deutsche Asset Management

Flag Investors Value Builder Fund, Inc.
Class A Shares
Class B Shares
Class C Shares

Supplement dated August 1, 2002 to Prospectus dated August 1, 2001

This Supplement updates and replaces certain information included in the Fund's Prospectus dated August 1, 2001, as described below. You should refer to this Supplement in conjunction with that Prospectus.

Additionally, effective August 19, 2002, the Fund will become part of the Scudder family of funds and will be known as the "Scudder Flag Investors Value Builder Fund." For information regarding transactions involving Fund shares after August 19, 2002, please refer to the Scudder "Welcome" Brochure to be mailed to Fund shareholders on or about August 5, 2002.

[LOGO] Deutsche Bank Group

The following replaces the 'Total Returns, After Fees and Expenses' section on page 5 of the Prospectus:


TOTAL RETURNS, AFTER FEES AND EXPENSES

The bar chart below and table on the next page can help you evaluate the potential risks and rewards of investing in the Fund by showing changes in the Fund's performance from year to year. The bar chart shows Class A shares' actual return for each full calendar year since the Fund began selling Class A shares. The table compares Class A, B and C shares' average annual total return with the Standard & Poor's 500(R) Composite Stock Index ('S&P 500(R) Index') and three other indices over the last calendar year, the last five calendar years (if applicable) and since each class' inception. An index is a group of securities whose overall performance is used as a standard to measure investment performance. It does not factor in the costs of buying, selling and holding securities--costs that are reflected in the Fund's results.

The table also shows the after-tax returns of the Fund's Class A shares. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund's past performance, before or after taxes, is not necessarily an indication of how the Fund will perform in the future.
--------------------------------------------------------------------------------
The Standard and Poor's 500(R) Composite Stock Index is an unmanaged index that measure the performance of 500 large US companies. It is a model, not an actual portfolio.
The Return After Taxes on Distributions assumes that an investor holds Fund shares at the end of the period. The number only reflects the Fund's taxable distributions, but not a shareholder's gain or loss from selling Fund shares. The Return After Taxes on Distributions and Sale of Fund Shares assumes that an investor sold his or her Fund shares at the end of the period. The number reflects both the Fund's taxable distributions and a shareholder's gain or loss from selling Fund shares.

/1/ These figures assume the reinvestment of dividends and capital gain distributions and include the impact of the maximum sales charges.
/2/ The Blended Index is composed of 60% S&P 500 Index, 35% Lehman Brothers Intermediate US Government/Corporate Bond Index and 5% Merrill Lynch 3-Month Treasury Bill Index.
/3/ The Lipper Balanced Fund Index is a non-weighted index of the 30 largest funds within the Lipper balanced fund investment category. Typically, the stock/bond ratio of the funds in the index ranges around 60%/40%.
/4/ For the period from 6/30/92 through 12/31/01.
/5/ For the period from 12/31/94 through 12/31/01.
/6/ For the period from 3/31/98 through 12/31/01.
                                    [CHART]


Year-by-Year Returns
Class A Shares*
(each full calendar year since inception)

 1993    1994     1995    1996    1997    1998    1999    2000    2001
------  -------  ------  ------  ------  ------  ------  -------  -----
11.76%  (0.37)%  32.74%  24.64%  22.67%  18.53%  13.81%  (0.49)%  3.20%

*The bar chart does not reflect sales charges. If it did, returns would be less than those shown. For the period December 31, 2001 through June 30, 2002, the year-to-date return for Class A shares was -13.83%. For the period shown in the bar chart, the highest return in any calendar quarter was 17.91% (fourth quarter
1998) and its lowest quarter was -15.08% (third quarter 2001).



         Performance for Periods Ended December 31, 2001
                                           Average Annual Total Returns
                                        1 Year 5 Years  Since Inception
         Class A shares/1/
         Return Before Taxes           - 2.48%   9.94% 12.92% (6/15/92)
         --------------------------------------------------------------
         Class A shares
         Return After Taxes on
          Distributions                - 3.16%   8.27% 11.34%
         --------------------------------------------------------------
         Class A shares
         Return After taxes on
          Distributions and Sale of
          Fund shares/3/               - 1.48%   7.54% 10.28%
         --------------------------------------------------------------
         S&P 500(R) Index              -11.87%  10.70% 13.74%/4/
         --------------------------------------------------------------
         Blended Index/2/              - 3.73%   9.59% 11.09%/4/
         --------------------------------------------------------------
         Lipper Balanced Fund Index/3/ - 3.24%   8.37% 10.02%/4/
         --------------------------------------------------------------
         Class B shares/1/             - 2.60%  10.09% 15.05% (1/3/95)
         --------------------------------------------------------------
         S&P 500(R) Index              -11.87%  10.70% 15.92%/5/
         --------------------------------------------------------------
         Blended Index/2/              - 3.73%   9.59% 12.81%/5/
         --------------------------------------------------------------
         Lipper Balanced Fund Index/3/ - 3.24%   8.37% 11.26%/5/
         --------------------------------------------------------------
         Class C shares/1/               1.39%     N/A  5.15% (4/8/98)
         --------------------------------------------------------------
         S&P 500(R) Index              -11.87%     N/A  2.43%/6/
         --------------------------------------------------------------
         Blended Index/2/              - 3.73%     N/A  4.57%/6/
         --------------------------------------------------------------
         Lipper Balanced Fund Index/3/ - 3.24%     N/A  3.83%/6/
         --------------------------------------------------------------


--------------------------------------------------------------------------------

The following replaces the 'Annual Fund Operating Expenses' section on pages 6 and 7 of the Prospectus:

The Shareholder fees and Annual Fund Operating Expenses table describes the fees and expenses that you may pay if you buy and hold Class A, B or C shares.

Expense Example: The examples below illustrate the expenses you would have incurred on a $10,000 investment in Class A, B and C shares of the Fund. Each example assumes that the Fund earned an annual return of 5% over the periods shown, that the Fund's operating expenses remained the same and that you reinvested all dividends and distributions.

You may use this hypothetical example to compare the Fund's expense history with other funds. The example does not represent an estimate of future returns or expenses. Your actual costs may be higher or lower.

Federal regulations require that the expense example reflect the maximum sales charge. However, you may qualify for reduced sales charges or no sales charges at all. (See the section entitled 'Sales Charges.) Long-term shareholders of the Fund may pay more than the maximum sales charges permitted by the Conduct Rules of the National Association of Securities Dealers, Inc. because they may pay the combination of the initial sales charge and the recurring 12b-1 fees.
--------------------------------------------------------------------------------
/1/ Purchases of $1 million or more of Class A shares are not subject to an initial sales charge but may be subject to a contingent deferred sales charge of 1.00% if you redeem your shares within two years. (See the section entitled 'Sales Charges--Redemption Price.')
/2/ Contingent deferred sales charges decline over time and reach zero after six years. After seven years, Class B shares convert automatically to Class A shares. (See the section entitled 'Sales Charges--Automatic Conversion of Class B Shares' and 'How to Choose the Class That is Right for You.')
/3/ You will be required to pay a contingent deferred sales charge if you redeem your Class C shares within one year of purchase. (See the section entitled 'Sales Charges--Redemption Price.')


       Shareholder Fees
       (fees paid directly from your investment)

                                             Class A    Class B  Class C
                                              Shares     Shares   Shares
                                             Initial   Deferred Deferred
                                               Sales      Sales    Sales
                                              Charge     Charge   Charge
       Maximum Sales Charge (Load)
        Imposed on Purchases (as a
        percentage of offering price)         5.50%/1/     None     None
       -----------------------------------------------------------------
       Maximum Deferred Sales Charge
        (Load) (as a percentage of original
        purchase price or redemption
        proceeds, whichever is lower)          None    5.00%/2/ 1.00%/3/
       -----------------------------------------------------------------


         Annual Fund Operating Expenses
         (fees paid directly from your investment)

                                                  Percentage of Average
                                                       Daily Net Assets
                                                Class A Class B Class C
         Management Fees                          0.74%   0.74%   0.74%
         --------------------------------------------------------------
         Distribution and/or Service
          (12b-1) fees                            0.25%   0.75%   0.75%
         --------------------------------------------------------------
         Other Expenses (including a 0.25%
          shareholder servicing fee for Class B
          and Class C shares)                     0.10%   0.35%   0.35%
         --------------------------------------------------------------
         Total Fund Operating Expenses            1.09%   1.84%   1.84%
         --------------------------------------------------------------

Expense Example


                 You would pay the following expenses if you redeemed
                 your shares:
                                  1 Year  3 Years  5 Years  10 Years
                 Class A shares     $655     $878   $1,119    $1,806
                 ----------------------------------------------------
                 Class B shares     $687     $879   $1,195    $1,870
                 ----------------------------------------------------
                 Class C shares     $287     $579     $995    $2,159
                 ----------------------------------------------------


                 You would pay the following expenses if you did not redeem your shares:
                                 1 Year  3 Years  5 Years  10 Years
                 Class A shares    $655     $878   $1,118    $1,806
                 ---------------------------------------------------
                 Class B shares    $187     $579     $995    $1,870
                 ---------------------------------------------------
                 Class C shares    $187     $579     $995    $2,159
                 ---------------------------------------------------


--------------------------------------------------------------------------------

The following information supplements the 'Management of the Fund' section on page 9 of the Prospectus:

ICCC provides a full range of investment advisory and administrative services and, as of June 30, 2002, managed approximately $8.4 billion in assets. ICCC also serves as the Fund's transfer agent.

ABIM is a registered investment advisor with approximately $7.5 billion in assets under management as of June 30, 2002.

The following replaces the 'Financial Highlights' tables on page 16 through 18 of the Prospectus:


Financial Highlights
Class A shares
(for a share outstanding throughout
each period)

                                                   For the Years Ended March 31,
                                              2002      2001      2000      1999      1998
Per share operating performance:

Net asset value, beginning of year         $21.78    $23.27    $24.15    $22.09    $17.14
------------------------------------------------------------------------------------------
Income from investment operations

Net investment income                        0.41      0.49      0.49      0.56      0.47
------------------------------------------------------------------------------------------
Net realized and unrealized gain/(loss)
 on investments                              0.10      0.50     (0.20)     2.40      5.21
------------------------------------------------------------------------------------------
Total from investment operations             0.51      0.99      0.29      2.96      5.68
------------------------------------------------------------------------------------------
Distributions to shareholders

Net investment income and short-term
 capital gains                              (0.36)    (0.73)    (0.73)    (0.57)    (0.47)
------------------------------------------------------------------------------------------
Net realized long-term capital gains        (0.06)    (1.75)    (0.44)    (0.33)    (0.26)
------------------------------------------------------------------------------------------
Total distributions                         (0.42)    (2.48)    (1.17)    (0.90)    (0.73)
------------------------------------------------------------------------------------------
Net asset value, end of year               $21.87    $21.78    $23.27    $24.15    $22.09
------------------------------------------------------------------------------------------
Total investment return/1/                   2.37%     4.36%     1.11%    13.91%    33.82%
------------------------------------------------------------------------------------------
Supplemental data and ratios:

Net assets, end of year (000s omitted)   $553,159  $550,288  $622,580  $649,664  $491,575
------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                        1.86%     2.13%     2.06%     2.64%     2.49%
------------------------------------------------------------------------------------------
Expenses                                     1.09%     1.11%     1.09%     1.12%     1.14%
------------------------------------------------------------------------------------------
Portfolio turnover rate                        12%        8%       26%       10%        7%
------------------------------------------------------------------------------------------

 /1/ Total return excludes the effect of sales charge.


--------------------------------------------------------------------------------


Financial Highlights
Class B shares
(for a share outstanding throughout
each period)

                                                  For the Years Ended March 31,
                                              2002      2001      2000      1999     1998
Per share operating performance:

Net asset value, beginning of year         $21.71    $23.22    $24.11    $22.08   $17.16
-----------------------------------------------------------------------------------------
Income from investment operations

Net investment income                        0.25      0.31      0.31      0.41     0.34
-----------------------------------------------------------------------------------------
Net realized and unrealized gain/(loss)
 on investments                              0.10      0.50     (0.20)     2.38     5.20
-----------------------------------------------------------------------------------------
Total from investment operations             0.35      0.81      0.11      2.79     5.54
-----------------------------------------------------------------------------------------
Distributions to shareholders

Net investment income and short-term
 capital gains                              (0.20)    (0.57)    (0.56)    (0.43)   (0.36)
-----------------------------------------------------------------------------------------
Net realized long-term capital gains        (0.06)    (1.75)    (0.44)    (0.33)   (0.26)
-----------------------------------------------------------------------------------------
Total distributions                         (0.26)    (2.32)    (1.00)    (0.76)   (0.62)
-----------------------------------------------------------------------------------------
Net asset value, end of year               $21.80    $21.71    $23.22    $24.11   $22.08
-----------------------------------------------------------------------------------------
Total investment return/1/                   1.63%     3.54%     0.36%    13.10%   32.84%
-----------------------------------------------------------------------------------------
Supplemental data and ratios:

Net assets, end of year (000s omitted)   $115,889  $109,888  $121,117  $110,680  $64,498
-----------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                        1.11%     1.38%     1.30%     1.90%    1.75%
-----------------------------------------------------------------------------------------
Expenses                                     1.84%     1.86%     1.84%     1.87%    1.89%
-----------------------------------------------------------------------------------------
Portfolio turnover rate                        12%        8%       26%       10%       7%
-----------------------------------------------------------------------------------------

 /1/ Total return excludes the effect of sales charge.


--------------------------------------------------------------------------------

                                                                              3

Financial Highlights
Class C shares
(for a share outstanding throughout
each period)

                                                                        For the Period
                                         For the Years Ended March 31, April 8, 1998/1/
                                                                               through
                                             2002      2001      2000   March 31, 1999
Per share operating performance:

Net asset value, beginning of period      $21.73    $23.22    $24.12            $22.31
------------------------------------------------------------------------------------------
Income from investment operations

Net investment income                       0.26      0.32      0.31              0.39
------------------------------------------------------------------------------------------
Net realized and unrealized gain/(loss)
 on investments                             0.09      0.51     (0.21)             2.10
------------------------------------------------------------------------------------------
Total from investment operations            0.35      0.83      0.10              2.49
------------------------------------------------------------------------------------------
Distributions to shareholders

Net investment income and short-term
 capital gains                             (0.20)    (0.57)    (0.56)            (0.35)
------------------------------------------------------------------------------------------
Net realized long-term capital gains       (0.06)    (1.75)    (0.44)            (0.33)
------------------------------------------------------------------------------------------
Total distributions                        (0.26)    (2.32)    (1.00)            (0.68)
------------------------------------------------------------------------------------------
Net asset value, end of period            $21.82    $21.73    $23.22            $24.12
------------------------------------------------------------------------------------------
Total investment return/2/                  1.63%     3.63%     0.31%            11.50%
------------------------------------------------------------------------------------------
Supplemental data and ratios:

Net assets, end of period (000s omitted) $39,763   $32,461   $33,989           $17,450
------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                       1.11%     1.38%     1.34%             2.05%/3/
------------------------------------------------------------------------------------------
Expenses                                    1.84%     1.86%     1.85%             1.91%/3/
------------------------------------------------------------------------------------------
Portfolio turnover rate                       12%        8%       26%               10%
------------------------------------------------------------------------------------------

 /1/ Commencement of operations.
 /2/ Total return excludes the effect of sales charge.
 /3/ Annualized.


--------------------------------------------------------------------------------

              Please Retain This Supplement for Future Reference


CUSIPs:
338.32R.105
338.32R.303
338.32R.501                                          SFIVBF-1 (08/02)

                                                      Deutsche Asset Management

Flag Investors Value Builder Fund, Inc.
Institutional Class


Supplement dated August 1, 2002 to Prospectus dated August 1, 2001

This Supplement updates and replaces certain information included in the Fund's Prospectus dated August 1, 2001, as described below. You should refer to this Supplement in conjunction with that Prospectus.

Additionally, effective August 19, 2002, the Fund will become part of the Scudder family of funds and will be known as the "Scudder Flag Investors Value Builder Fund." For information regarding transactions involving Fund shares after August 19, 2002, please refer to the Scudder "Welcome" Brochure to be mailed to Fund shareholders on or about August 5, 2002.

[LOGO] A Member of the
       Deutsche Bank Group

The following replaces the 'Total Returns, After Fees and Expenses' section on page 5 of the Prospectus:

TOTAL RETURNS, AFTER FEES AND EXPENSES

The bar chart below and table on the next page can help you evaluate the potential risks and rewards of investing in the Fund by showing changes in the Fund's performance from year to year. The bar chart shows the Institutional Class' actual return for each full calendar year since the Fund began selling the Institutional Class. The table compares the Institutional Class' average annual total return with the Standard & Poor's 500(R) Composite Stock Index ('S&P 500(R) Index') and three other indices over the last calendar year, the last five calendar years and since inception. An index is a group of securities whose overall performance is used as a standard to measure investment performance. It does not factor in the costs of buying, selling and holding securities--costs that are reflected in the Fund's results.

The table also shows the after-tax returns of the Fund's Institutional Class. The after- tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund's past performance, before or after taxes, is not necessarily an indication of how the Fund will perform in the future.
--------------------------------------------------------------------------------
The Standard and Poor's 500(R) Composite Stock Index is an unmanaged index that measure the performance of 500 large US companies. It is a model, not an actual portfolio.
The Return After Taxes on Distributions assumes that an investor holds Fund shares at the end of the period. The number only represents the Fund's taxable distributions, but not a shareholder's gain or loss from selling Fund shares. The Return After Taxes on Distributions and Sale of Fund Shares assumes that an investor sold his or her Fund shares at the end of the period. The number reflects both the Fund's taxable distributions and a shareholder's gain or loss from selling Fund shares.
                                    [CHART]

Year-by-Year Returns
Institutional Class*
(each full calendar year since inception)

 1996    1997    1998    1999    2000    2001
------  ------  ------  ------  -------  -----
24.99%  22.95%  18.84%  14.08%  (0.23)%  3.45%

*For the period December 31, 2001 through June 30, 2002, the year-to-date return for the Institutional Class was (13.71)%. During the period shown in the bar chart, the highest return in any calendar quarter was 18.00% (fourth quarter
1998) and its lowest quarterly return was (14.99)% (third quarter 2001).



         Performance for Periods Ended December 31, 2001

                                          Average Annual Total Returns
                                                    Since Inception
                                     1 Year 5 Years  (Nov. 2, 1995)
         Institutional Class/1/
         Return Before Taxes          3.45%  11.46%          13.86%
         -------------------------------------------------------------
         Institutional Class
         Return After Taxes on
          Distributions               2.64%   9.69%          12.02%
         -------------------------------------------------------------
         Institutional Class
         Return After Taxes on
          Distributions and Sale of
          Fund Shares                 2.13%   8.77%          10.84%
         -------------------------------------------------------------
         S&P 500(R) Index/1/        -11.87%  10.70%          13.43%/4/
         -------------------------------------------------------------
         Blended Index/2/           - 3.73%   9.59%          11.03%/4/
         -------------------------------------------------------------
         Lipper Balanced Fund
          Index/3/                  - 3.24%   8.37%           9.70%/4/
         -------------------------------------------------------------
 /1/ These figures assume the reinvestment of dividends and capital gain distributions.
 /2/ The Blended Index is composed of 60% S&P 500 Index, 35% Lehman Brothers Intermediate US Government/Corporate Bond Index and 5% Merrill Lynch 3-Month Treasury Bill Index.
 /3/ The Lipper Balanced Fund Index is a non-weighted index of the 30 largest funds within the Lipper balanced fund investment category. Typically, the stock/bond ratio of the funds in the index ranges around 60%/40%.
 /4/ For the period from 10/31/95 through 12/31/01.


--------------------------------------------------------------------------------

The following replaces the 'Fees and Expenses of the Fund' section on page 6 of the Prospectus:

FEES AND EXPENSES OF THE FUND
(expenses paid from Institutional Class assets)

The Annual Fees and Expenses table describes the fees and expenses that you may pay if you buy and hold the Institutional Class.

Expense Example: The example below illustrates the expenses incurred on a $10,000 investment in the Institutional Class of the Fund. Each example assumes that the Institutional Class earned an annual return of 5% over the periods shown, the Institutional Class' operating expenses remained the same, you sold your shares at the end of the period and you reinvested all dividends and distributions.

You may use this hypothetical example to compare the Fund's expense history with other funds. The example does not represent an estimate of future returns or expenses. Actual costs and investment returns may be higher or lower.

         Annual Fees and Expenses

                                                  Percentage of Average
                                                       Daily Net Assets
         Management Fees                                          0.74%
         --------------------------------------------------------------
         Distribution and/or Service (12b-1) Fees                  None
         --------------------------------------------------------------
         Other Expenses                                           0.10%
         --------------------------------------------------------------
         Total Annual Fund Operating Expenses                     0.84%
         --------------------------------------------------------------


Expense Example

1 Year 3 Years 5 Years 10 Years
   $86    $268    $466   $1,037
-------------------------------


--------------------------------------------------------------------------------

The following information supplements the 'Management of the Fund' section on page 8 of the Prospectus:

ICCC provides a full range of investment advisory and administrative services and, as of June 30, 2002, managed approximately $8.4 billion in assets. ICCC also serves as the Fund's transfer agent.

ABIM is a registered investment advisor with approximately $7.5 billion in assets under management as of June 30, 2002.

The following replaces the 'Financial Highlights' table on page 14 of the
Prospectus:


Financial Highlights
(for a share outstanding throughout
each period)

                                                For the Years Ended March 31,
                                             2002     2001     2000     1999     1998
Per share operating performance:

Net asset value, beginning of year        $21.98   $23.45   $24.36   $22.26   $17.27
-------------------------------------------------------------------------------------
Income from investment operations

Net investment income                       0.48     0.54     0.55     0.63     0.51
-------------------------------------------------------------------------------------
Net realized and unrealized gain/(loss)
 on investments                             0.09     0.52    (0.21)    2.41     5.25
-------------------------------------------------------------------------------------
Total from investment operations            0.57     1.06     0.34     3.04     5.76
-------------------------------------------------------------------------------------
Distributions to shareholders

Net investment income and short-term
 capital gains                             (0.41)   (0.78)   (0.81)   (0.61)   (0.51)
-------------------------------------------------------------------------------------
Net realized long-term capital gains       (0.06)   (1.75)   (0.44)   (0.33)   (0.26)
-------------------------------------------------------------------------------------
Total distributions                        (0.47)   (2.53)   (1.25)   (0.94)   (0.77)
-------------------------------------------------------------------------------------
Net asset value, end of year              $22.08   $21.98   $23.45   $24.36   $22.26
-------------------------------------------------------------------------------------
Total investment return                     2.63%    4.60%    1.36%   14.20%   34.08%
-------------------------------------------------------------------------------------
Supplemental data and ratios:

Net assets, end of year (000s omitted)   $154,533 $176,833 $160,991 $144,995 $103,817
-------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                       2.11%    2.38%    2.32%    2.88%    2.75%
-------------------------------------------------------------------------------------
Expenses                                    0.84%    0.86%    0.84%    0.87%    0.89%
-------------------------------------------------------------------------------------
Portfolio turnover rate                       12%       8%      26%      10%       7%
-------------------------------------------------------------------------------------


--------------------------------------------------------------------------------

              Please Retain This Supplement for Future Reference


CUSIP:
338.32R.402                                               SUPPVBI (08/02)